Revenue Recognition - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue recognized	$ 600	$ 200	$ 1,088